UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21633

Cohen & Steers Dividend Majors Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

SCHEDULE OF INVESTMENTS
March 31, 2007 (Unaudited)

		Number of Shares	Value

COMMON STOCK	99.3%
BASIC MATERIALS	4.8%
CHEMICALS	4.3%
Dow Chemical Co.		96,000	$4,402,560
E.I. Du Pont De Nemours & Co.		88,000	4,349,840
Eastman Chemical Co.		35,000	2,216,550
PPG Industries		28,700	2,017,897
			12,986,847
FOREST PRODUCTS & PAPER	0.5%
Weyerhaeuser Co.		19,900	1,487,326
TOTAL BASIC MATERIALS			14,474,173
COMMERCIAL SERVICES	2.6%
OFFICE/BUSINESS EQUIPMENT	1.3%
Pitney Bowes		82,700	3,753,753
PRINTING	1.3%
RR Donnelley & Sons Co.		110,200	4,032,218
TOTAL COMMERCIAL SERVICES			7,785,971
CONSUMER—CYCLICAL	0.7%
HOUSEWARE
Newell Rubbermaid		72,000	2,238,480
CONSUMER—NON-CYCLICAL	14.6%
AGRICULTURE	2.2%
Altria Group		76,300	6,699,903
BEVERAGE	1.0%
Coca Cola Co.		60,300	2,894,400
FOOD	4.5%
General Mills		37,100	2,159,962
Heinz HJ Co.		96,400	4,542,368
Kellogg Co.		43,000	2,211,490
Kraft Foods		142,700	4,517,882
			13,431,702

		Number of Shares	Value

HOUSEHOLD PRODUCTS	2.2%
Avery Dennison Corp.		30,000	$1,927,800
Kimberly Clark Corp.		65,600	4,492,944
			6,420,744
PHARMACEUTICAL	4.7%
Eli Lilly and Co.		84,200	4,522,382
Merck & Co.		96,200	4,249,154
Pfizer		208,650	5,270,499
			14,042,035
TOTAL CONSUMER—NON-CYCLICAL			43,488,784
ENERGY—OIL & GAS	1.7%
ChevronTexaco Corp.		30,400	2,248,384
ConocoPhillips		40,400	2,761,340
			5,009,724
FINANCIAL	18.8%
BANK	14.4%
Bank of America Corp.		131,500	6,709,130
Comerica		107,200	6,337,664
Fifth Third Bancorp		169,300	6,550,217
First Horizon National Corp.		131,850	5,475,730
KeyCorp		117,800	4,413,966
National City Corp.		181,000	6,742,250
US Bancorp		190,100	6,647,797
			42,876,754
DIVERSIFIED FINANCIAL SERVICES	2.3%
Citigroup		131,600	6,756,344
SAVINGS & LOAN	2.1%
Washington Mutual		159,600	6,444,648
TOTAL FINANCIAL			56,077,746

		Number of Shares	Value

INDUSTRIAL	7.0%
BUILDING PRODUCTS	1.2%
Masco Corp.		133,000	$3,644,200
CONTAINERS & PACKAGING	1.5%
Bemis Co.		68,000	2,270,520
Sonoco Products Co.		54,300	2,040,594
			4,311,114
DIVERSIFIED MANUFACTURING	3.6%
General Electric Co.		125,600	4,441,216
Leggett & Platt		196,800	4,461,456
3M Co.		24,200	1,849,606
			10,752,278
ENVIRONMENTAL CONTROL	0.7%
Waste Management		61,700	2,123,097
TOTAL INDUSTRIAL			20,830,689
REAL ESTATE	27.3%
DIVERSIFIED	3.9%
Entertainment Properties Trust		95,500	5,753,875
Vornado Realty Trust		50,000	5,967,000
			11,720,875
HEALTH CARE	1.5%
Ventas		105,740	4,454,826
OFFICE	9.4%
Alexandria Real Estate Equities		29,900	3,001,063
Boston Properties		51,500	6,046,100
Brookfield Properties Corp.		176,800	7,125,040
Kilroy Realty Corp.		40,000	2,950,000
SL Green Realty Corp.		64,400	8,834,392
			27,956,595
RESIDENTIAL—APARTMENT	3.7%
AvalonBay Communities		57,900	7,527,000
Essex Property Trust		27,100	3,508,908
			11,035,908

		Number of Shares	Value

SELF STORAGE	1.5%
Public Storage		47,200	$4,468,424
SHOPPING CENTER	7.3%
COMMUNITY CENTER	2.0%
Developers Diversified Realty Corp.		47,596	2,993,789
Kimco Realty Corp.		61,300	2,987,762
			5,981,551
REGIONAL MALL	5.3%
General Growth Properties		55,200	3,564,264
Macerich Co.		54,100	4,996,676
Simon Property Group		64,200	7,142,250
			15,703,190
TOTAL SHOPPING CENTER			21,684,741
TOTAL REAL ESTATE			81,321,369
TELECOMMUNICATIONS	4.3%
AT&T		172,527	6,802,740
Verizon Communications		157,700	5,979,984
			12,782,724
UTILITIES	17.5%
ELECTRIC—INTEGRATED	14.5%
Dominion Resources		50,600	4,491,762
DTE Energy Co.		27,500	1,317,250
Energy East Corp.		207,300	5,049,828
Exelon Corp.		33,200	2,281,172
FirstEnergy Corp.		33,900	2,245,990
FPL Group		71,700	4,385,889
Integrys Energy Group		83,800	4,651,738
NSTAR		53,800	1,889,456
Pinnacle West Capital Corp.		67,600	3,261,700
PNM Resources		69,900	2,258,742
PPL Corp.		115,600	4,728,040
SCANA Corp.		157,000	6,777,690
			43,339,257

		Number of Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS	0.7%
OGE Energy Corp.		50,000	$1,941,200
NATURAL GAS—DISTRIBUTION	2.3%
AGL Resources		159,400	6,809,568
TOTAL UTILITIES			52,090,025
TOTAL COMMON STOCK (Identified cost—$242,218,691)			296,099,685

TOTAL INVESTMENTS (Identified cost—$242,218,691)	99.3%		296,099,685

OTHER ASSETS IN EXCESS OF LIABILITIES	0.7%		2,082,850

NET ASSETS (Equivalent to $23.29 per share based on 12,805,250 shares of common stock outstanding)	100.0%		$298,182,535

Note: Percentages indicated are based on the net assets of the fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 2. Income Tax Information

As of March 31, 2007, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$54,826,553
Gross unrealized depreciation	945,559
Net unrealized appreciation	$53,880,994

Cost for federal income tax purposes	$242,218,691

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: May 30, 2007